REVENUE RECOGNITION Revenue Recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net operating revenues related to concentrate operations	$ 19,894
Net operating revenues related to finished product operations	14,406
Revenues	34,300	$ 36,212	$ 41,863
Cost of Goods Sold	13,067	13,721	16,465
Gross Profit	21,233	22,491	25,398
Selling, General and Administrative Expense	11,002	12,834	15,370
Operating Income (Loss)	9,152	7,755	8,657
INCOME BEFORE INCOME TAXES	8,225	6,890	8,136
Income taxes	1,749	5,607	1,586
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	6,476	1,283	6,550
Net income attributable to shareowners of The Coca-Cola Company	6,434	1,248	6,527
Accounts Receivable, Net, Current	3,685	3,966
Prepaid expenses and other assets	2,059	2,052
Assets, Current	24,930	29,962
DEFERRED INCOME TAX ASSETS	2,674	346
Assets	83,216	87,896
Accounts payable and accrued expenses	9,533	9,346
Liabilities, Current	28,782	26,745
DEFERRED INCOME TAX LIABILITIES	2,354	2,941
Reinvested earnings	63,234	60,430
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	19,058	18,977
Liabilities and Equity	83,216	87,896
Accounting Standards Update 2014-09 [Member] | Sales Revenue, Net [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement of Change in Accounting Principle, Effect of Change on Income Statement - Revenue	667
Income statement balance without new accounting pronouncement or change in accounting principle - Revenue	33,633
Accounting Standards Update 2014-09 [Member] | Cost of Goods, Total [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement of Change in Accounting Principle, Effect of Change on Income Statement - Expense	840
Income statement balance without new accounting pronouncement or change in accounting principle - Expense	12,227
Accounting Standards Update 2014-09 [Member] | Gross Profit [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement of Change in Accounting Principle, Effect of Change on Income Statement - Revenue	(173)
Income statement balance without new accounting pronouncement or change in accounting principle - Revenue	21,406
Accounting Standards Update 2014-09 [Member] | Selling, General and Administrative Expenses [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement of Change in Accounting Principle, Effect of Change on Income Statement - Expense	(181)
Income statement balance without new accounting pronouncement or change in accounting principle - Expense	11,183
Accounting Standards Update 2014-09 [Member] | Operating Income (Loss) [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement of Change in Accounting Principle, Effect of Change on Income Statement - Revenue	8
Income statement balance without new accounting pronouncement or change in accounting principle - Revenue	9,144
Accounting Standards Update 2014-09 [Member] | Income from continuing operations before income taxes [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement of Change in Accounting Principle, Effect of Change on Income Statement - Revenue	8
Income statement balance without new accounting pronouncement or change in accounting principle - Revenue	8,217
Accounting Standards Update 2014-09 [Member] | Income taxes from continuing operations [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement of Change in Accounting Principle, Effect of Change on Income Statement - Expense	(3)
Income statement balance without new accounting pronouncement or change in accounting principle - Expense	1,752
Accounting Standards Update 2014-09 [Member] | Net income from continuing operations [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement of Change in Accounting Principle, Effect of Change on Income Statement - Revenue	11
Income statement balance without new accounting pronouncement or change in accounting principle - Revenue	6,465
Accounting Standards Update 2014-09 [Member] | Net Income Attributable to Shareowners of the Company [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement of Change in Accounting Principle, Effect of Change on Income Statement - Revenue	11
Income statement balance without new accounting pronouncement or change in accounting principle - Revenue	6,423
Trade Accounts Receivable [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance sheet balance without adoption of ASC 606 - assets	3,591
Increase (Decrease) Due to Adoption of ASC 606 - assets	94
Prepaid expenses and other assets [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance sheet balance without adoption of ASC 606 - assets	2,067
Increase (Decrease) Due to Adoption of ASC 606 - assets	(8)
Total current assets [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance sheet balance without adoption of ASC 606 - assets	24,844
Increase (Decrease) Due to Adoption of ASC 606 - assets	86
Deferred income tax assets [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance sheet balance without adoption of ASC 606 - assets	2,656
Increase (Decrease) Due to Adoption of ASC 606 - assets	18
Assets, Total [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance sheet balance without adoption of ASC 606 - assets	83,112
Increase (Decrease) Due to Adoption of ASC 606 - assets	104
Accounts Payable and Accrued Liabilities | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance sheet balance without adoption of ASC 606 - liabilities	9,114
Increase (Decrease) Due to Adoption of ASC 606 - liabilities	419
Total current liabilities [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance sheet balance without adoption of ASC 606 - liabilities	28,363
Increase (Decrease) Due to Adoption of ASC 606 - liabilities	419
Deferred income tax liabilities [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance sheet balance without adoption of ASC 606 - liabilities	2,423
Increase (Decrease) Due to Adoption of ASC 606 - liabilities	(69)
REINVESTED EARNINGS | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance sheet balance without adoption of ASC 606 - liabilities	63,480
Increase (Decrease) Due to Adoption of ASC 606 - liabilities	(246)
Stockholders' Equity, Total [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance sheet balance without adoption of ASC 606 - liabilities	19,304
Increase (Decrease) Due to Adoption of ASC 606 - liabilities	(246)
Total liabilities and equity [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance sheet balance without adoption of ASC 606 - liabilities	83,112
Increase (Decrease) Due to Adoption of ASC 606 - liabilities	104
United States
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net operating revenues related to concentrate operations	4,571
Net operating revenues related to finished product operations	6,773
Revenues	11,344	14,727	19,899
International
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net operating revenues related to concentrate operations	15,323
Net operating revenues related to finished product operations	7,633
Revenues	$ 22,956	$ 21,485	$ 21,964